UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08236

Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

Item 1.	Schedule of Investments.

The schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), for Global Tactical Asset Allocation Fund, a series of Northern Funds, is as follows:

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
FUND ALLOCATION - INVESTMENT COMPANIES - 99.9%
FlexShares Morningstar Global Upstream Natural Resources Index Fund (1)	17,585	$647
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund (1)	25,410	654
SPDR Gold Trust ETF*	11,420	1,876
Northern Funds - Bond Index Fund (1)	406,010	4,446
Northern Funds - Emerging Markets Equity Index Fund (1)	192,105	2,305
Northern Funds - Global Real Estate Index Fund (1)	118,745	988
Northern Funds - High Yield Fixed Income Fund (1)	583,265	4,281
Northern Funds - Mid Cap Index Fund (1)	63,675	823
Northern Institutional Funds - Diversified Assets Portfolio (1)	70,661	71
Northern Institutional Funds - Equity Index Portfolio (1)	606,705	8,233
Northern Institutional Funds - International Equity Index Portfolio (1)	407,070	3,293
Northern Institutional Funds - Short Bond Portfolio (1)	232,400	4,446
Northern Institutional Funds - Small Company Index Portfolio (1)	45,460	823

Total Investment Companies (Cost $30,798)		32,886

Total Investments - 99.9% (Cost $30,798)		32,886
Other Assets less Liabilities - 0.1%		37

NET ASSETS - 100.0%		$32,923

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser of the Fund and the investment adviser to other Northern Funds, to the Northern Institutional Funds and to FlexShares Trust.
*	Non-Income Producing Security

ETF - Exchange Traded Fund

NF - Northern Funds

NIF - Northern Institutional Funds

TIPS - Treasury Inflation Protected Securities

Percentages shown are based on Net Assets.

At February 29, 2012, the asset class weightings for the Global Tactical Asset Allocation Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity - Large	25.1%	NIF Equity Index
U.S. Equity - Mid	2.5	NF Mid Cap Index
U.S. Equity - Small	2.5	NIF Small Company Index
Non U.S. Equity - Developed	10.0	NIF International Equity Index
Non U.S. Equity - Emerging Markets	7.0	NF Emerging Markets Equity Index
Global Real Estate	3.0	NF Global Real Estate Index
U.S. Bonds - High Yield	13.0	NF High Yield Fixed Income
U.S. Bonds - Intermediate	13.5	NF Bond Index
U.S. Bonds - Inflation Protected	2.0	FlexShares iBoxx 5-Year Target Duration TIPS Index
U.S. Bonds - Short	13.5	NIF Short Bond
Gold	5.7	SPDR Gold Trust ETF
Global Natural Resources	2.0	FlexShares Morningstar Global Upstream Natural Resources Index
Cash	0.2	NIF Diversified Assets

Total	100.0%

Federal Tax Information:

At February 29, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$31,092

Gross tax appreciation of investments	$1,794
Gross tax depreciation of investments	—

Net tax appreciation of investments	$1,794

NORTHERN FUNDS QUARTERLY REPORT    1     GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	FEBRUARY 29, 2012 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Tactical Asset Allocation Fund’s investments, which are carried at fair value, as of February 29, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$32,886	$—	$—	$32,886

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At February 29, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

GLOBAL TACTICAL ASSET ALLOCATION FUND    2    NORTHERN FUNDS QUARTERLY REPORT

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Tactical Asset Allocation Fund, a series of Northern Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	April 27, 2012

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	April 27, 2012